Cover Page	Nov. 06, 2024
Cover Page
Entity Central Index Key	0001901637
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2024
Entity Registrant Name	USCB Financial Holdings, Inc.
Entity Incorporation State Country Code	FL
Entity File Number	001-41196
Entity Tax Identification Number	87-4070846
Entity Address, Address Line One	2301 N.W. 87th Avenue
Entity Address, City or Town	Doral
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33172
City Area Code	305
Local Phone Number	715-5200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $1.00 par value per share
Trading Symbol	USCB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false